SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Fixed assets, residual value	$ 0
Intangible assets, residual value	0
Recognized revenues of advertising services received in barter transactions	14,327,000	$ 15,730,000	$ 21,817,000
Amount of revenue recognized that was included in the receipts in advance balance at the beginning of the year	64,968,000	62,191,000
Research and development expenses	197,176,000	190,402,000	201,739,000
Advertising and promotional expenses	69,585,000	87,035,000	$ 102,098,000
Amount of right-of-use asset recognized	28,006,000	13,333,000
Amount of lease liability recognized	$ 25,793,000	$ 11,792,000
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Amount of lease liability recognized	Amount of lease liability recognized		Amount of lease liability recognized
Number of operating segments | segment	1
Capitalized Cost [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Research and development expenses	$ 0
With adoption of ASC 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Practical expedient of performance obligations	true
Practical expedient of financing component	true
Practical expedient of amortization period	true
Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Amount of right-of-use asset recognized				$ 25,400,000
Amount of lease liability recognized				$ 23,100,000